Capital structure, Share Capital, Issued Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Ordinary shares [Abstract]
2,675,633,957 (June 30 2025: 2,608,172,516; June 30 2024: 2,325,614,708) ordinary shares, fully paid	$ 309,498	$ 302,651	$ 281,671	$ 255,364
Number of ordinary shares issued, fully paid (in shares)	2,674,633,957	2,608,172,516	2,325,614,708	2,098,818,267